Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Fair Value Non Redeemable Shares

The fair value of the Class A non-redeemable shares was based on the following inputs:

May 4, 2023
Discount for lack of marketability	6.80%
Stock price as of measurement date	$10.77
Probability of transaction	4.40%